Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of reclassifications or changes in presentation [abstract]
Carrying amount of financial assets, financial liabilities, derivatives and loan commitments in reference to the IBOR reform
Following is a detail of the carrying amount at 31 December 2020 of financial assets, financial liabilities, derivatives and loan commitments that continue to be referenced to the indices subject to the IBOR Reform:

EUR million
Gross Carrying amount	Loans and advances	Debt securities acquired (Assets)	Deposits	Debt securities issued (Liabilities)	Derivatives (Assets)	Derivatives (Liabilities)	Loan Commitments
Referenced to EONIA	102	68	2,510	284	213	419	2
of which maturing after 2021	—	68	7	284	213	406	—
Referenced to LIBOR	64,604	2,648	10,994	10,806	24,070	22,452	38,385
of which USD	39,517	711	8,843	7,734	13,967	9,437	24,907
of which GBP	20,611	1,934	1,638	2,756	9,786	11,314	13,308
TOTAL	64,706	2,716	13,504	11,090	24,283	22,871	38,387

Explanation of difference between operating lease commitments disclosed applying IAS 17 and lease liabilities recognised at date of initial application of IFRS 16
A reconciliation between the operating lease commitments at 31 December 2018 and the lease liability recognised at 1 January 2019 is detailed below:

EUR million
Operating lease commitments at 31 December 2018	8,699
Amount of operating lease commitments discounted by the Group rate	6,550
(+) Liabilities under finance leases at 31 December 2018	96
(-) Short-term leases recognised as expenses on a straight-line basis	(20)
(-) Low-value leases recognised as expenses on a straight-line basis	(2)
(-) Contracts revalued as service contracts	—
(+)/(-) Adjustments resulting from different treatment of extension and termination options	556
(+)/(-) Adjustments related to changes in the index or rate affecting variable payments	—
Lease liability at 1 January 2019	7,180